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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-08291
                                  ----------------------------------------------

                             ISI Strategy Fund, Inc.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

    40 West 57th Street, 18th Floor      New York, New York       10019
--------------------------------------------------------------------------------
         (Address of principal executive offices)               (Zip code)

                           R. Alan Medaugh, President

  ISI, Inc. 40 West 57th Street, 18th Floor   New York, New York  10019
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:    (212) 446-5600
                                                     ---------------------------

Date of fiscal year end:     October 31, 2009
                          ------------------------------------

Date of reporting period:    July 31, 2009
                          ------------------------------------

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.    SCHEDULE OF INVESTMENTS.

ISI STRATEGY FUND
SCHEDULE OF INVESTMENTS
JULY 31, 2009 (UNAUDITED)
                                                                       MARKET
SECURITY                                                  SHARES        VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 83.39%
CONSUMER DISCRETIONARY - 9.23%
   AUTO COMPONENTS - 0.32%
      Cooper Tire & Rubber Co.                             5,013   $     73,992
      Johnson Controls, Inc.                               3,569         92,366
                                                                   ------------
                                                                        166,358
                                                                   ------------
   AUTOMOBILES - 0.10%
      Ford Motor Co. *                                     6,817         54,536
                                                                   ------------

   DIVERSIFIED CONSUMER SERVICES - 0.31%
      Career Education Corp. *                             4,010         91,908
      Corinthian Colleges, Inc. *                          3,008         46,444
      Jackson Hewitt Tax Service, Inc.                     4,010         24,261
                                                                   ------------
                                                                        162,613
                                                                   ------------
   HOTELS, RESTAURANTS & LEISURE - 1.32%
      Burger King Holdings, Inc.                           5,013         85,321
      McDonald's Corp.                                    10,126        557,538
      Pinnacle Entertainment, Inc. *                       5,012         50,270
                                                                   ------------
                                                                        693,129
                                                                   ------------
   HOUSEHOLD DURABLES - 0.66%
      Centex Corp. *                                       6,917         75,464
      Fortune Brands, Inc.                                 5,013        198,365
      Harman International Industries, Inc.                  602         14,857
      Lennar Corp. - Class A                               5,012         59,342
                                                                   ------------
                                                                        348,028
                                                                   ------------
   INTERNET & CATALOG RETAIL - 0.45%
      Amazon.com, Inc. *                                   1,003         86,017
      Expedia, Inc. *                                      2,550         52,811
      NutriSystem, Inc.                                    4,000         56,920
      Stamps.com, Inc. *                                   5,000         43,150
                                                                   ------------
                                                                        238,898
                                                                   ------------
   LEISURE EQUIPMENT & PRODUCTS - 0.07%
      Eastman Kodak Co.                                   12,230         36,323
                                                                   ------------

   MEDIA - 2.30%
      CBS Corp. - Class B                                  5,313         43,513
      Clear Channel Outdoor Holdings, Inc. *               7,017         40,278
      DIRECTV Group, Inc. (The) *                         10,025        259,647
      Gannett Co., Inc.                                   13,232         92,624
      Interpublic Group of Cos., Inc. *                    1,904          9,920
      Liberty Global, Inc. - Class A *                     6,516        136,510
      Liberty Media Corp. - Entertainment - Series A *     7,519        210,306
      LIN TV Corp. - Class A *                             5,212         10,216
      Live Nation, Inc. *                                  5,012         29,270
      McGraw-Hill Cos., Inc. (The)                           602         18,873
      Mediacom Communications Corp. *                     11,729         56,182
      New York Times Co. (The) - Class A                   5,012         39,444

ISI STRATEGY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
                                                                       MARKET
SECURITY                                                  SHARES        VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 83.39%(CONTINUED)
CONSUMER DISCRETIONARY - 9.23%(CONTINUED)
   MEDIA - 2.30% (CONTINUED)
      News Corp. - Class A                                   605   $      6,250
      Time Warner Cable, Inc.                                788         26,051
      Time Warner, Inc.                                    3,141         83,739
      Virgin Media, Inc.                                   2,105         21,997
      Walt Disney Co. (The)                                5,013        125,927
                                                                   ------------
                                                                      1,210,747
                                                                   ------------
   MULTI-LINE RETAIL - 0.45%
      Macy's, Inc.                                         7,519        104,589
      Sears Holdings Corp. *                               1,203         79,807
      Target Corp.                                         1,201         52,388
                                                                   ------------
                                                                        236,784
                                                                   ------------
   SPECIALTY RETAIL - 3.25%
      Aaron's, Inc.                                        4,010        110,155
      American Eagle Outfitters, Inc.                      6,717         96,658
      AnnTaylor Stores Corp. *                             7,519         90,754
      Barnes & Noble, Inc.                                 9,424        217,034
      Bed Bath & Beyond, Inc. *                            5,314        184,662
      Best Buy Co., Inc.                                     457         17,078
      Cato Corp. (The) - Class A                           5,514        109,618
      Dick's Sporting Goods, Inc. *                        7,151        141,947
      Foot Locker, Inc.                                   12,832        142,179
      Gap, Inc. (The)                                      7,519        122,710
      Home Depot, Inc. (The)                               5,013        130,037
      Hot Topic, Inc. *                                    5,012         38,743
      Lowe's Cos., Inc.                                    4,010         90,065
      Stage Stores, Inc.                                   5,614         70,063
      Systemax, Inc. *                                     4,000         52,120
      Williams-Sonoma, Inc.                                7,519        105,717
                                                                   ------------
                                                                      1,719,540
                                                                   ------------
CONSUMER STAPLES - 9.43%
   BEVERAGES - 0.62%
      Coca-Cola Co. (The)                                  5,113        254,832
      PepsiCo, Inc.                                        1,288         73,094
                                                                   ------------
                                                                        327,926
                                                                   ------------
   FOOD & STAPLES RETAILING - 3.09%
      Costco Wholesale Corp.                               2,868        141,966
      CVS Caremark Corp.                                   4,010        134,255
      Walgreen Co.                                         5,013        155,654
      Wal-Mart Stores, Inc.                               23,926      1,193,428
                                                                   ------------
                                                                      1,625,303
                                                                   ------------
   FOOD PRODUCTS - 1.99%
      Archer-Daniels-Midland Co.                           5,013        150,992
      Chiquita Brands International, Inc. *                4,411         54,035
      Dean Foods Co. *                                     4,211         89,231
      General Mills, Inc.                                  5,113        301,206
      Hershey Co. (The)                                    5,013        200,269

ISI STRATEGY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
                                                                       MARKET
SECURITY                                                  SHARES        VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 83.39%(CONTINUED)
CONSUMER STAPLES - 9.43%(CONTINUED)
   FOOD PRODUCTS - 1.99% (CONTINUED)
      Hormel Foods Corp.                                   5,013   $    180,017
      McCormick & Co., Inc. - Non-Voting Shares            1,003         32,317
      Smithfield Foods, Inc. *                             3,008         40,758
                                                                   ------------
                                                                      1,048,825
                                                                   ------------
   HOUSEHOLD PRODUCTS - 1.13%
      Procter & Gamble Co. (The)                          10,771        597,898
                                                                   ------------

   PERSONAL PRODUCTS - 0.99%
      Avon Products, Inc.                                  5,000        161,900
      Herbalife Ltd.                                      10,426        358,759
                                                                   ------------
                                                                        520,659
                                                                   ------------
   TOBACCO - 1.61%
      Alliance One International, Inc. *                  21,754         90,062
      Altria Group, Inc.                                  12,202        213,901
      Philip Morris International, Inc.                    6,989        325,687
      Reynolds American, Inc.                              5,013        218,116
                                                                   ------------
                                                                        847,766
                                                                   ------------
ENERGY - 8.82%
   ENERGY EQUIPMENT & SERVICES - 0.41%
      Halliburton Co.                                      5,013        110,737
      Helix Energy Solutions Group, Inc. *                 5,000         52,450
      Superior Energy Services, Inc. *                     3,283         54,465
                                                                   ------------
                                                                        217,652
                                                                   ------------
   OIL, GAS & CONSUMABLE FUELS - 8.41%
      Chevron Corp.                                        9,452        656,630
      ConocoPhillips                                       8,750        382,463
      Continental Resources, Inc. *                        4,010        135,658
      Denbury Resources, Inc. *                            5,013         83,216
      Exxon Mobil Corp.                                   26,691      1,878,779
      Hess Corp.                                           3,548        195,850
      Kinder Morgan Management, LLC *                      5,899        277,126
      Marathon Oil Corp.                                   9,023        290,992
      Ship Finance International Ltd.                      5,012         61,798
      USEC, Inc. *                                         6,215         24,052
      Valero Energy Corp.                                  6,516        117,288
      Williams Cos., Inc.                                  7,619        127,161
      XTO Energy, Inc.                                     5,013        201,673
                                                                   ------------
                                                                      4,432,686
                                                                   ------------
FINANCIALS - 11.50%
   CAPITAL MARKETS - 2.31%
      Bank of New York Mellon Corp. (The)                    844         23,075
      BlackRock, Inc. - Class A                            2,346        447,008
      Charles Schwab Corp. (The)                          14,135        252,592
      E*TRADE Financial Corp. *                           26,866         40,299
      Invesco Ltd.                                         4,411         87,117
      Janus Capital Group, Inc.                            4,612         63,000

ISI STRATEGY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
                                                                       MARKET
SECURITY                                                  SHARES        VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 83.39%(CONTINUED)
FINANCIALS - 11.50%(CONTINUED)
   CAPITAL MARKETS - 2.31% (CONTINUED)
      MF Global Ltd. *                                     6,115   $     39,014
      Morgan Stanley                                       4,512        128,592
      SEI Investments Co.                                  6,416        121,262
      State Street Corp.                                     301         15,140
                                                                   ------------
                                                                      1,217,099
                                                                   ------------
   COMMERCIAL BANKS - 1.91%
      Colonial BancGroup, Inc. (The) *                       200            122
      Cullen/Frost Bankers, Inc.                           5,113        245,578
      F.N.B. Corp.                                         5,112         39,669
      First Commonwealth Financial Corp.                   9,423         62,851
      First Financial Bancorp                              4,010         34,646
      Glacier Bancorp, Inc.                                5,013         78,052
      Hancock Holding Co.                                  5,013        202,475
      Prosperity Bancshares, Inc.                          5,013        167,986
      Regions Financial Corp.                                547          2,418
      South Financial Group, Inc. (The)                   13,533         21,788
      Susquehanna Bancshares, Inc.                         5,012         26,363
      Wells Fargo & Co.                                    5,013        122,618
      Zions Bancorp.                                         100          1,358
                                                                   ------------
                                                                      1,005,924
                                                                   ------------
   CONSUMER FINANCE - 0.34%
      Discover Financial Services                          1,243         14,767
      Nelnet, Inc. - Class A *                             5,714         81,653
      SLM Corp. *                                          9,123         81,103
                                                                   ------------
                                                                        177,523
                                                                   ------------
   DIVERSIFIED FINANCIAL SERVICES - 2.72%
      Bank of America Corp.                               24,421        361,187
      CIT Group, Inc.                                      7,100          6,177
      Citigroup, Inc.                                     20,252         64,199
      CME Group, Inc.                                        802        223,622
      Financial Federal Corp.                              2,500         50,700
      JPMorgan Chase & Co.                                12,231        472,729
      Moody's Corp.                                        6,992        165,990
      PHH Corp. *                                          5,013         91,888
                                                                   ------------
                                                                      1,436,492
                                                                   ------------
   INSURANCE - 2.58%
      AFLAC, Inc.                                            101          3,824
      Cincinnati Financial Corp.                           4,612        111,380
      eHealth, Inc. *                                      4,612         74,899
      Horace Mann Educators Corp.                          5,012         56,886
      Loews Corp.                                          7,720        231,754
      MBIA, Inc. *                                           601          2,518
      Meadowbrook Insurance Group, Inc.                    8,722         68,991
      MetLife, Inc.                                       10,025        340,349
      National Financial Partners Corp.                    6,716         50,370
      Old Republic International Corp.                     4,010         41,463

ISI STRATEGY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
                                                                       MARKET
SECURITY                                                  SHARES        VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 83.39%(CONTINUED)
FINANCIALS - 11.50%(CONTINUED)
   INSURANCE - 2.58% (CONTINUED)
      Prudential Financial, Inc.                           5,013   $    221,926
      StanCorp Financial Group, Inc.                         101          3,476
      Stewart Information Services Corp.                   5,013         69,029
      Torchmark Corp.                                        201          7,851
      Unitrin, Inc.                                        6,015         79,338
                                                                   ------------
                                                                      1,364,054
                                                                   ------------
   REAL ESTATE INVESTMENT TRUSTS - 1.00%
      Boston Properties, Inc.                              5,213        275,768
      Franklin Street Properties Corp.                     8,521        121,509
      Hatteras Financial Corp.                             3,008         85,217
      ProLogis                                             5,012         44,055
                                                                   ------------
                                                                        526,549
                                                                   ------------
   THRIFTS & MORTGAGE FINANCE - 0.64%
      Bank Mutual Corp.                                    5,213         51,296
      First Niagara Financial Group, Inc.                  5,013         65,921
      MGIC Investments Corp.                               9,824         64,838
      Provident Financial Services, Inc.                   5,012         59,342
      TrustCo Bank Corp.                                  15,037         94,583
                                                                   ------------
                                                                        335,980
                                                                   ------------
HEALTH CARE - 11.64%
   BIOTECHNOLOGY - 1.88%
      Amgen, Inc. *                                        7,419        462,277
      Biogen Idec, Inc. *                                  4,100        194,955
      Genzyme Corp. *                                      5,113        265,314
      PDL BioPharma, Inc.                                  8,521         70,128
                                                                   ------------
                                                                        992,674
                                                                   ------------
   HEALTH CARE EQUIPMENT & SUPPLIES - 1.32%
      Baxter International, Inc.                             502         28,298
      Beckman Coulter, Inc.                                  101          6,362
      DENTSPLY International, Inc.                         4,010        133,734
      Hologic, Inc. *                                      5,013         73,641
      IDEXX Laboratories, Inc. *                           5,013        249,747
      Immucor, Inc. *                                      4,010         66,807
      Medtronic, Inc.                                      2,677         94,819
      Meridian Bioscience, Inc.                            2,005         44,150
                                                                   ------------
                                                                        697,558
                                                                   ------------
   HEALTH CARE PROVIDERS & SERVICES - 2.56%
      Aetna, Inc.                                          1,404         37,866
      AMERIGROUP Corp. *                                   5,514        136,086
      AmerisourceBergen Corp.                             20,200        398,343
      Centene Corp. *                                      3,409         65,828
      Express Scripts, Inc. *                              5,100        357,204
      Health Net, Inc. *                                   2,506         33,906
      McKesson Corp.                                       2,707        138,463

ISI STRATEGY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
                                                                       MARKET
SECURITY                                                  SHARES        VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 83.39%(CONTINUED)
HEALTH CARE - 11.64%(CONTINUED)
   HEALTH CARE PROVIDERS & SERVICES - 2.56% (CONTINUED)
      UnitedHealth Group, Inc.                             6,565   $    184,214
                                                                   ------------
                                                                      1,351,910
                                                                   ------------
   LIFE SCIENCES TOOLS & SERVICES - 0.82%
      Affymetrix, Inc. *                                   4,009         35,440
      Covance, Inc. *                                      5,013        276,466
      Life Technologies Corp. *                            2,607        118,697
                                                                   ------------
                                                                        430,603
                                                                   ------------
   PHARMACEUTICALS - 5.06%
      Abbott Laboratories                                  4,446        200,026
      Allergan, Inc.                                         421         22,494
      Bristol-Myers Squibb Co.                             2,253         48,980
      Eli Lilly & Co.                                      2,402         83,806
      Forest Laboratories, Inc. *                         10,025        258,946
      Johnson & Johnson                                   12,738        775,617
      King Pharmaceuticals, Inc. *                         7,418         67,281
      Pfizer, Inc.                                        57,306        912,885
      Schering-Plough Corp.                                4,512        119,613
      ViroPharma, Inc. *                                     401          2,955
      Wyeth                                                3,639        169,395
                                                                   ------------
                                                                      2,661,998
                                                                   ------------
INDUSTRIALS - 7.30%
   AEROSPACE & DEFENSE - 1.59%
      Goodrich Corp.                                       1,103         56,650
      Honeywell International, Inc.                        3,509        121,762
      L-3 Communications Holdings, Inc.                    4,111        310,381
      Northrop Grumman Corp.                               4,211        187,726
      United Technologies Corp.                            3,008        163,846
                                                                   ------------
                                                                        840,365
                                                                   ------------
   AIR FREIGHT & LOGISTICS - 0.79%
      FedEx Corp.                                          5,113        346,866
      Pacer International, Inc.                           27,969         69,363
                                                                   ------------
                                                                        416,229
                                                                   ------------
   AIRLINES - 0.99%
      AMR Corp. *                                          7,518         40,221
      Continental Airlines, Inc. - Class B *              12,531        139,972
      SkyWest, Inc.                                        4,010         50,847
      Southwest Airlines Co.                              12,230         96,006
      UAL Corp. *                                         20,952         86,322
      US Airways Group, Inc. *                            37,593        110,147
                                                                   ------------
                                                                        523,515
                                                                   ------------
   BUILDING PRODUCTS - 0.14%
      Apogee Enterprises, Inc.                             5,013         73,090
                                                                   ------------

   COMMERCIAL SERVICES & SUPPLIES - 0.50%
      Cenveo, Inc. *                                      17,443         84,250

ISI STRATEGY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
                                                                       MARKET
SECURITY                                                  SHARES        VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 83.39%(CONTINUED)
INDUSTRIALS - 7.30%(CONTINUED)
   COMMERCIAL SERVICES & SUPPLIES - 0.50% (CONTINUED)
      Copart, Inc. *                                       5,013   $    177,009
                                                                   ------------
                                                                        261,259
                                                                   ------------
   CONSTRUCTION & ENGINEERING - 0.30%
      Tutor Perini Corp. *                                 8,521        157,212
                                                                   ------------

   ELECTRICAL EQUIPMENT - 0.00%
      Advanced Battery Technologies, Inc. *                  601          2,578
                                                                   ------------

   INDUSTRIAL CONGLOMERATES - 1.64%
      3M Co.                                               2,406        169,671
      General Electric Co.                                51,964        696,318
                                                                   ------------
                                                                        865,989
                                                                   ------------
   MACHINERY - 0.76%
      Flow International Corp. *                           5,012         10,024
      Illinois Tool Works, Inc.                            1,141         46,268
      Joy Global, Inc.                                     5,013        186,383
      Manitowoc Co., Inc. (The)                            9,724         60,094
      Oshkosh Corp.                                        3,509         96,322
                                                                   ------------
                                                                        399,091
                                                                   ------------
   TRADING COMPANIES & DISTRIBUTORS - 0.59%
      Fastenal Co.                                         5,213        185,425
      United Rentals, Inc. *                               6,516         48,675
      WESCO International, Inc. *                          3,008         74,268
                                                                   ------------
                                                                        308,368
                                                                   ------------
INFORMATION TECHNOLOGY - 16.39%
   COMMUNICATIONS EQUIPMENT - 1.81%
      Cisco Systems, Inc. *                               41,260        908,133
      Juniper Networks, Inc. *                             1,800         47,034
                                                                   ------------
                                                                        955,167
                                                                   ------------
   COMPUTERS & PERIPHERALS - 4.83%
      Apple, Inc. *                                        5,963        974,294
      Hewlett-Packard Co.                                 10,025        434,083
      International Business Machines Corp.                8,544      1,007,593
      Teradata Corp. *                                     5,013        123,169
                                                                   ------------
                                                                      2,539,139
                                                                   ------------
   ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 0.44%
      Agilent Technologies, Inc. *                         5,118        118,841
      Jabil Circuit, Inc.                                  6,215         56,929
      L-1 Identity Solutions, Inc. *                       5,012         39,444
      Methode Electronics, Inc.                            2,506         18,995
                                                                   ------------
                                                                        234,209
                                                                   ------------
   INTERNET SOFTWARE & SERVICES - 2.71%
      Akamai Technologies, Inc. *                          5,013         82,414
      eBay, Inc. *                                         2,847         60,499
      Google, Inc. - Class A *                             2,306      1,021,673

ISI STRATEGY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
                                                                       MARKET
SECURITY                                                  SHARES        VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 83.39%(CONTINUED)
INFORMATION TECHNOLOGY - 16.39%(CONTINUED)
   INTERNET SOFTWARE & SERVICES - 2.71% (CONTINUED)
      United Online, Inc.                                  5,012   $     46,010
      Yahoo!, Inc. *                                      15,038        215,344
                                                                   ------------
                                                                      1,425,940
                                                                   ------------
   IT SERVICES - 0.91%
      CIBER, Inc. *                                       15,739         52,096
      Fidelity National Information Services, Inc.           280          6,558
      Heartland Payment Systems, Inc.                     18,947        201,975
      Hewitt Associates, Inc. - Class A *                  2,948         88,234
      Lender Processing Services, Inc.                       140          4,785
      SAIC, Inc. *                                         4,612         83,431
      VeriFone Holdings, Inc. *                            5,012         45,158
                                                                   ------------
                                                                        482,237
                                                                   ------------
   SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.31%
      Broadcom Corp. - Class A *                           6,968        196,707
      Integrated Device Technology, Inc. *                 1,403          9,498
      Intel Corp.                                          9,899        190,556
      International Rectifier Corp. *                      1,003         16,610
      Linear Technology Corp.                              5,614        150,848
      LSI Corp. *                                         15,037         77,892
      Marvell Technology Group Ltd. *                      7,419         98,969
      MEMC Electronic Materials, Inc. *                    5,013         88,329
      Micron Technology, Inc. *                            5,012         32,027
      NVIDIA Corp. *                                       5,012         64,805
      Skyworks Solutions, Inc. *                             802          9,688
      Teradyne, Inc. *                                     5,012         39,495
      Texas Instruments, Inc.                             10,025        241,101
                                                                   ------------
                                                                      1,216,525
                                                                   ------------
   SOFTWARE - 3.38%
      Adobe Systems, Inc. *                                5,013        162,521
      ANSYS, Inc. *                                        5,013        156,706
      Electronic Arts, Inc. *                             10,025        215,237
      Microsoft Corp.                                     30,422        715,526
      Oracle Corp.                                        13,133        290,634
      Sonic Solutions *                                    3,100         11,253
      Symantec Corp. *                                     5,614         83,817
      Synchronoss Technologies, Inc. *                     5,013         59,554
      Synopsys, Inc. *                                       632         12,627
      Take-Two Interactive Software, Inc. *                7,519         71,581
                                                                   ------------
                                                                      1,779,456
                                                                   ------------
MATERIALS - 3.49%
   CHEMICALS - 2.68%
      A. Schulman, Inc.                                    3,008         64,100
      Cytec Industries, Inc.                               5,013        125,826
      Dow Chemical Co. (The)                               7,619        161,295
      FMC Corp.                                            2,707        131,669
      International Flavors & Fragrances, Inc.             3,509        123,727

ISI STRATEGY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
                                                                       MARKET
SECURITY                                                  SHARES        VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 83.39%(CONTINUED)
MATERIALS - 3.49%(CONTINUED)
   CHEMICALS - 2.68% (CONTINUED)
      PolyOne Corp. *                                     11,227   $     48,164
      Rockwood Holdings, Inc. *                            3,008         53,903
      RPM International, Inc.                              3,008         48,008
      Sensient Technologies Corp.                          5,013        126,277
      Spartech Corp.                                       4,700         58,750
      W.R. Grace & Co. *                                  20,752        345,107
      Westlake Chemical Corp.                              5,013        125,275
                                                                   ------------
                                                                      1,412,101
                                                                   ------------
   CONSTRUCTION MATERIALS - 0.02%
      Headwaters, Inc. *                                   3,007          9,231
                                                                   ------------

   METALS & MINING - 0.76%
      A.M. Castle & Co.                                    3,000         31,650
      Century Aluminum Co. *                               4,310         36,118
      Commercial Metals Co.                                6,216        102,813
      Newmont Mining Corp.                                 3,369        139,308
      Titanium Metals Corp.                                5,012         41,950
      Worthington Industries, Inc.                         3,509         46,389
                                                                   ------------
                                                                        398,228
                                                                   ------------
   PAPER & FOREST PRODUCTS - 0.03%
      Louisiana-Pacific Corp. *                            4,210         17,766
                                                                   ------------

TELECOMMUNICATION SERVICES - 2.73%
   DIVERSIFIED TELECOMMUNICATION SERVICES - 1.82%
      AT&T, Inc.                                          16,079        421,753
      CenturyTel, Inc.                                     5,013        157,358
      Frontier Communications Corp.                        7,518         52,626
      Global Crossing Ltd. *                               5,012         54,480
      PAETEC Holding Corp. *                                 902          2,652
      tw telecom, inc. *                                   6,616         65,498
      Verizon Communications, Inc.                         5,101        163,589
      Windstream Corp.                                     5,012         43,955
                                                                   ------------
                                                                        961,911
                                                                   ------------
   WIRELESS TELECOMMUNICATION SERVICES - 0.91%
      American Tower Corp. - Class A *                     4,512        153,814
      Crown Castle International Corp. *                   3,309         95,101
      SBA Communications Corp. - Class A *                 4,812        125,545
      Sprint Nextel Corp. *                               14,937         59,748
      Virgin Mobile USA, Inc. *                            9,022         44,298
                                                                   ------------
                                                                        478,506
                                                                   ------------
UTILITIES - 2.86%
   ELECTRIC UTILITIES - 1.17%
      Allegheny Energy, Inc.                               2,206         55,613
      Exelon Corp.                                         7,619        387,503

ISI STRATEGY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
                                                                       MARKET
SECURITY                                                  SHARES        VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 83.39%(CONTINUED)
UTILITIES - 2.86%(CONTINUED)
   ELECTRIC UTILITIES - 1.17% (CONTINUED)
      PPL Corp.                                            5,013   $    169,389
                                                                   ------------
                                                                        612,505
                                                                   ------------
   GAS UTILITIES - 0.40%
      Energen Corp.                                        2,707        111,853
      Laclede Group, Inc. (The)                            3,008        100,979
                                                                   ------------
                                                                        212,832
                                                                   ------------
   INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 0.73%
      Constellation Energy Group, Inc.                     7,519        215,795
      Mirant Corp. *                                       5,013         90,535
      RRI Energy, Inc. *                                  14,636         78,303
                                                                   ------------
                                                                        384,633
                                                                   ------------
   MULTI-UTILITIES - 0.56%
      CMS Energy Corp.                                     5,514         71,351
      MDU Resources Group, Inc.                            5,013        100,912
      NiSource, Inc.                                       9,524        122,764
                                                                   ------------
                                                                        295,027
                                                                   ------------

TOTAL COMMON STOCKS (COST $45,029,521)                             $ 43,947,144
                                                                   ------------

                                 INTEREST   MATURITY    PRINCIPAL     MARKET
SECURITY                           RATE       DATE        AMOUNT       VALUE
--------------------------------------------------------------------------------
US TREASURY OBLIGATIONS - 15.43%
US Treasury Bonds                 8.125%    08/15/19   $2,750,000  $  3,770,079
US Treasury Bonds                 8.750%    08/15/20      400,000       573,813
US Treasury Notes                 3.500%    08/15/09      200,000       200,266
US Treasury Notes                 2.000%    02/28/10    1,300,000     1,312,848
US Treasury Notes                 1.250%    11/30/10    1,200,000     1,208,632
US Treasury Notes                 3.875%    10/31/12    1,000,000     1,069,297
                                                                   ------------

TOTAL US TREASURY OBLIGATIONS (COST $8,242,996)                    $  8,134,935
                                                                   ------------

ISI STRATEGY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
                                                                                        PRINCIPAL       MARKET
SECURITY                                                                                  AMOUNT         VALUE
-----------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT - 1.04%
JPMORGAN CHASE, N.A.
     Dated 07/31/09, 0.10%, principal and interest in the amount of $550,005 due
     08/03/09, collateralized by US Treasury Inflation-Protection  Notes, par
     value of $560,000 due 07/15/19 with a value of $565,530 (COST $550,000)          $   550,000    $    550,000
                                                                                                     ------------

TOTAL INVESTMENTS - 99.86% (COST $53,822,517)**                                                      $ 52,632,079

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.14%                                                              75,595
                                                                                                     ------------

NET ASSETS - 100.00%                                                                                 $ 52,707,674
                                                                                                     ============

*     Non-income producing security.

** Cost for Federal income tax purposes is $53,929,731 and net unrealized depreciation on a tax basis consists of:

            Gross Unrealized Appreciation         $  6,526,915
            Gross Unrealized Depreciation           (7,824,567)
                                                  ------------
            Net Unrealized Depreciation           $ (1,297,652)
                                                  ============

                     See Notes to Schedule of Investments.

ISI STRATEGY FUND
NOTES TO SCHEDULE OF INVESTMENTS
JULY 31, 2009 (UNAUDITED)
================================================================================

1.    SECURITIES VALUATION

Exchange traded securities and over-the-counter securities listed on the NASDAQ National Market System for which market quotations are readily available are valued each business day using the last reported sales price or the NASDAQ Official Closing Price ("NOCP") provided by independent pricing services as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time). In the absence of a sale price or NOCP, such securities are valued at the mean of the last bid and the last asked prices. Non-exchange traded securities for which quotations are readily available are generally valued at the mean between the last bid and the last asked prices. Money market instruments that mature in 60 days or less may be valued at amortized cost unless the Fund's investment advisor believes another valuation is more appropriate.

When valuing securities for which market quotations are not readily available or for which the market quotations that are readily available are considered unreliable,  the Fund  determines  a fair value in good faith  under  procedures established by and under the general supervision of the Fund's Board of Directors. The Fund may use these procedures to establish the fair value of securities when, for example, a significant event occurs between the time the market closes and the calculation of the net asset value per share, and an event is likely to affect the Fund's net asset value per share. Fair valuation may also be used for securities that are subject to legal or contractual restrictions on resale, securities for which no or limited trading activity has occurred for a period of time, or securities that are otherwise deemed to be illiquid (i.e., securities that cannot be disposed of within seven days at approximately the price at which the security is currently priced by the Fund).

The Financial Accounting Standards Board's ("FASB") Statement on Financial Accounting Standards No. 157 "Fair Value Measurements" establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs

Level 3 - significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2009:

        VALUATION INPUTS
        ==============================================================

        Level 1 - Quoted Prices                          $  44,497,144

        Level 2 - Other Significant Observable Inputs        8,134,935
                                                         -------------
        Total                                            $  52,632,079
                                                         =============

In April 2009, FASB issued Staff Position No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" ("FSP 157-4" or the "Position"). FSP 157-4 provides additional guidance for estimating fair value when the volume and level of activity has significantly decreased in relation to normal market activity for the asset or liability. The Position also provides additional guidance on circumstances that may indicate that a transaction is not orderly and requires additional disclosures in annual and interim reporting periods. FSP 157-4 is effective for fiscal periods and interim periods ending after June 15, 2009. Management has evaluated the impact of FSP 157-4 and has concluded that FSP 157-4 has no impact on this Schedule of Investments.

ISI STRATEGY FUND
NOTES TO SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2009 by security type as required by FSP 157-4:

                            Level 1       Level 2       Level 3        Total
                          -----------   -----------   -----------   -----------

Municipal Bonds           $43,947,144   $        --   $        --   $43,947,144
U.S. Treasury Obligations          --     8,134,935            --     8,134,935
Repurchase Agreement          550,000            --            --       550,000
                          -----------   -----------   -----------   -----------
Total                     $44,497,144   $ 8,134,935   $        --   $52,632,079
                          ===========   ===========   ===========   ===========

Refer to the Fund's Schedule of Investments for a summary of the Level 1 and Level 2 inputs by security type and industry type.

2.    INVESTMENT TRANSACTIONS

Investment transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

3.    FEDERAL INCOME TAX

The difference between the federal income tax cost of portfolio investments and the schedule of investments cost is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and accounting principles generally accepted in the United States of America. These "book/tax" differences are temporary in nature and are primarily due to losses deferred due to wash sales.

ITEM 2.     CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.     EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    ISI Strategy Fund, Inc.
             -------------------------------------------------------------------

By (Signature and Title)*            /s/ R. Alan Medaugh
                              --------------------------------------------------
                                     R. Alan Medaugh, President

Date     September 29, 2009
      -------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*            /s/ R. Alan Medaugh
                              --------------------------------------------------
                                     R. Alan Medaugh, President

Date     September 29, 2009
      -------------------------

By (Signature and Title)*            /s/ Mark J. Seger
                              --------------------------------------------------
                                     Mark J. Seger, Treasurer

Date     September 29, 2009
      -------------------------

* Print the name and title of each signing officer under his or her signature.